Transactions with Related Parties	6 Months Ended
Jun. 30, 2015
Transactions with Related Parties [Abstract]
Transactions with Related Parties

2.Transactions with Related Parties

The following amounts were charged by related parties for services rendered:

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
Tsakos Shipping and Trading S.A. (commissions)	1,919	1,325	3,786	3,166
Tsakos Energy Management Limited (management fees)	4,040	3,891	8,081	7,769
Tsakos Columbia Shipmanagement S.A.	565	322	1,115	658
Argosy Insurance Company Limited	2,405	2,279	4,801	4,612
AirMania Travel S.A.	1,241	1,107	2,282	2,141

Total expenses with related parties	10,170	8,924	20,065	18,346

Balances due from and due to related parties are as follows:

	June 30, 2015	December 31, 2014
Due from related parties
Tsakos Columbia Shipmanagement S.A.	3,205	1,895

Total due from related parties	3,205	1,895

Due to related parties
Tsakos Energy Management Limited	147	93
Tsakos Shipping and Trading S.A.	963	881
Argosy Insurance Company Limited	2,791	8,766
AirMania Travel S.A.	517	396

Total due to related parties	4,418	10,136

There is also, at June 30, 2015, an amount of $456 ($875 at December 31, 2014) due to Tsakos Shipping and Trading S.A. and $171 ($379 at December 31, 2014) due to Argosy Insurance Limited, included in accrued liabilities which relates to services rendered by these related parties not yet invoiced.

(a)Tsakos Energy Management Limited (the “Management Company”): The Holding Company has a Management Agreement (“Management Agreement”) with the Management Company, a Liberian corporation, to provide overall executive and commercial management of its affairs for a monthly fee. Per the Management Agreement of March 8, 2007, effective from January 1, 2008, there is a prorated adjustment if at the beginning of each year the Euro has appreciated by 10% or more against the U.S. Dollar since January 1, 2007. In addition, there is an increase each year by a percentage figure reflecting 12 month Euribor, if both parties agree. In the first six months of 2015 and 2014 monthly fees for operating vessels are $27.5, for vessels chartered out, $20.4 for vessels on a bare-boat basis, and $35.8 for the LNG carrier, of which $10.0 is paid to the Management Company and $25.8 to a third party manager. Monthly management fees for the DP2 shuttle tankers have been agreed to $35.0, per vessel. Since the expiry of the bareboat charter of the VLCC Millennium on July 30, 2013, management fees for this vessel are $27.5 per month, of which $13.7 are payable to a third party manager. Management fees for the suezmax Eurochampion 2004 are $27.5 per month, of which, $12.0 are paid to a third party manager. In addition to the Management fee, the Management Agreement provides for an incentive award to the Management Company, which is at the absolute discretion of the Holding Company’s Board of Directors. In the first six months of 2015 an award of $1,142 was granted to the Management Company and is included in General and Administrative expenses in the accompanying Consolidated Statement of Operations. No such award was granted in the first six months of 2014. In addition, a special award of $425 was paid to the Management Company in relation to capital raising offerings during the first six months of 2015 and $400 in the first six months of 2014. These awards have been included as a deduction of additional paid in capital in the accompanying Financial Statements.

The Holding Company and the Management Company have certain officers and directors in common. The President, who is also the Chief Executive Officer and a Director of the Holding Company, is also the sole stockholder of the Management Company. The Management Company may unilaterally terminate its Management Agreement with the Holding Company at any time upon one year’s notice. In addition, if even one director was elected to the Holding Company’s Board of Directors without having been recommended by the existing Board, the Management Company would have the right to terminate the Management Agreement on ten days’ notice, and the Holding Company would be obligated as at June 30, 2015 to pay the Management Company an amount of approximately $166,285 calculated in accordance with the terms of the Management Agreement. Under the terms of the Management Agreement between the Holding Company and the Management Company, the Holding Company may terminate the Management Agreement only under specific circumstances, without the prior approval of the Holding Company’s Board of Directors.

Estimated future management fees payable over the next ten years under the Management Agreement, exclusive of any incentive awards and based on existing vessels and known vessels scheduled for future delivery, as at June 30, 2015 are:

Period/Year	Amount
July to December 2015	9,342
2016	18,744
2017	19,451
2018	19,672
2019	19,672
2020 to 2025	108,196

195,077

Management fees for vessels are included in the accompanying Consolidated Statements of Operations. Also, under the terms of the Management Agreement, the Management Company provides supervisory services for the construction of new vessels for a monthly fee of $20.4. These fees in total amounted to $1,550 and $979 during the six months ended June 30, 2015 and 2014, respectively, and are either accounted for as part of construction costs for delivered vessels or are included in Advances for vessels under construction.

(b)Tsakos Columbia Shipmanagement S.A. (“TCM”): The Management Company appointed TCM to provide technical management to the Company’s vessels from July 1, 2010. TCM is owned jointly and in equal part by related party interests and by a private German Group. TCM, with the consent of the Holding Company, may subcontract all or part of the technical management of any vessel to an alternative unrelated technical manager.

Effective July 1, 2010, the Management Company, at its own expense, pays technical management fees to TCM, and the Company bears and pays directly to TCM most of its operating expenses, including repairs and maintenance, provisioning and crewing of the Company’s vessels, as well as certain charges which are capitalized or deferred, including reimbursement of the costs of TCM personnel sent overseas to supervise repairs and perform inspections on Company vessels. The Company also pays to TCM certain fees to cover expenses relating to internal control procedures and information technology services which are borne by TCM on behalf of the Company.

(c)Tsakos Shipping and Trading S.A. (“Tsakos Shipping”):

Tsakos Shipping provides chartering services for the Company’s vessels by communicating with third party brokers to solicit research and propose charters. For this service, the Company pays to Tsakos Shipping a chartering commission of approximately 1.25% on all freights, hires and demurrages. Such commissions are included in Voyage expenses in the accompanying Consolidated Statements of Operations. Tsakos Shipping also provides sale and purchase of vessels brokerage service. For this service, Tsakos Shipping may charge a brokerage commission. In the first six months of 2015 there were no sales or purchases of vessels. In the first six months of 2014 the suezmax tanker Eurovision was acquired. Tsakos Shipping may also charge a fee of $200 (or such other sum as may be agreed) on delivery of each new-building vessel in payment for the cost of design and supervision of the new-building by Tsakos Shipping. In the first six months of 2015 no such fee was charged. In the first six months of 2014, $200 in aggregate was charged for supervision fees on the DP2 shuttle tankers Rio 2016 and Brasil 2014.

Certain members of the Tsakos family are involved in the decision-making processes of Tsakos Shipping and of the Management Company, and are also shareholders of the Holding Company.

(d)Argosy Insurance Company Limited (“Argosy”): The Company places its hull and machinery insurance, increased value insurance and war risk and certain other insurance through Argosy, a captive insurance company affiliated with Tsakos Shipping.

(e)AirMania Travel S.A. (“AirMania”): Apart from third-party agents, the Company also uses an affiliated company, AirMania, for travel services.